Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes by tax jurisdiction
The following table presents our income tax expense (benefit) by tax jurisdiction for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Deferred tax (benefit) expense
Ireland	$(26,968)	$(31,387)	$154,134
United States	7,566	6,180	11,327
Other	2,076	(707)	14,974
	(17,326)	(25,914)	180,435
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	3,128	1,882	2,358
United States	109	12,085	(18,425)
Other	8,184	(8,935)	(1,870)
	11,421	5,032	(17,937)
Current tax expense (benefit)
Ireland	160,866	—	—
United States	1,198	3,016	789
Other	6,378	635	4,427
	168,442	3,651	5,216
Income tax expense (benefit)	$162,537	$(17,231)	$167,714

Schedule of reconciliation of statutory of income tax expense to provision for income taxes
The following table provides a reconciliation of the income tax expense (benefit) at the domestic statutory income tax rate in Ireland, where the Company is tax resident, to income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021		2020		2019
Income tax expense (benefit) at statutory income tax rate of 12.5%	$143,490		$(39,327)		$167,580

Permanent differences	14,133	(a)	22,486	(b)	(949)	(c)
Foreign rate differential	4,914		(390)		1,083
	19,047		22,096		134
Income tax expense (benefit)	$162,537		$(17,231)		$167,714

(a)The 2021 permanent differences included the following tax-effected amounts: non-deductible expenses of $19.1 million, non-taxable income of $18.9 million, a valuation allowance change in respect of U.S., Dutch and Irish tax losses of $6.5 million and other permanent differences of $7.4 million.
(b)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(c)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of foreign rate differential by tax jurisdiction
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31, 2021
	Pre-tax income (loss)	Local statutory tax rate	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,201,968	12.5%	—	$—
United States	42,253	21.0%	8.5%	3,592
Other	22,274	18.4%	5.9%	1,322
Taxable income adjusted for temporary differences	$1,266,495			$4,914
Permanent differences (c)	(118,578)
Income before income taxes and income of investments accounted for under the equity method	$1,147,917

	Year Ended December 31, 2020
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$(160,739)	12.5%	—	$—
United States	101,339	21.0%	8.5%	8,614
Other	(75,332)	24.5%	12.0%	(9,004)
Taxable loss	$(134,732)			$(390)
Permanent differences (d)	(179,886)
Loss before income taxes and income of investments accounted for under the equity method	$(314,618)

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	—	$—
United States	(30,041)	21.0%	8.5%	(2,553)
Other	38,987	21.8%	9.3%	3,636
Taxable income	$1,333,046			$1,083
Permanent differences (e)	7,596
Income before income taxes and income of investments accounted for under the equity method	$1,340,642

(a)The local income tax expense for our significant tax jurisdictions (Ireland and the United States) does not differ from the actual income tax expense.
(b)The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)The 2021 permanent differences included non-deductible expenses of $152.8 million, non-taxable income of $151.2 million and other permanent differences of $116.9 million.
(d)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(e)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.

Schedule of principal components of deferred tax assets and liabilities
The following tables provide details regarding the principal components of our deferred tax liabilities and assets by jurisdiction as of December 31, 2021 and 2020:

	As of December 31, 2021
	Ireland	United States	Other	Total
Depreciation/Impairment	$(3,091,396)	$214,404	$(7,103)	$(2,884,095)
Intangibles	(390,846)	(7,092)	—	(397,938)
Accrued maintenance liability	(20,286)	292	—	(19,994)
Obligations under capital leases and debt obligations	(2,079)	(178,299)	—	(180,378)
Associated companies	—	(10,507)	—	(10,507)
Deferred losses on sale of assets	—	17,079	—	17,079
Valuation allowance	(10,664)	(112,177)	(29,236)	(152,077)
Operating loss and tax credit carryforwards	1,726,510	87,199	27,314	1,841,023
Other	(185,787)	9,863	(848)	(176,772)
Net deferred tax (liabilities) assets	$(1,974,548)	$20,762	$(9,873)	$(1,963,659)

	As of December 31, 2020
	Ireland	United States	Other	Total
Depreciation/Impairment	$(2,154,075)	$(14,014)	$11,070	$(2,157,019)
Intangibles	(3,560)	(3,986)	—	(7,546)
Accrued maintenance liability	(1,985)	410	—	(1,575)
Obligations under capital leases and debt obligations	(3,343)	—	—	(3,343)
Associated companies	—	(7,836)	—	(7,836)
Deferred losses on sale of assets	—	20,534	—	20,534
Valuation allowance	(7,536)	(50,805)	(21,052)	(79,393)
Operating loss and tax credit carryforwards	1,410,570	67,697	28,411	1,506,678
Other	(52,443)	1,002	(958)	(52,399)
Net deferred tax (liabilities) assets	$(812,372)	$13,002	$17,471	$(781,899)

Schedule of movement in valuation allowance for deferred income taxes
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Valuation allowance at beginning of period	$79,393	$74,361
GECAS Transaction	61,263	—
(Decrease) Increase of allowance included in income tax expense	11,421	5,032
Valuation allowance at end of period	$152,077	$79,393